UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 32,361	$ 28,194
Cost of sales and services	(7,580)	(5,971)
Gross profit	24,781	22,223
Operating expenses
Sales and marketing expenses	(15,170)	(14,184)
General and administrative expenses	(3,707)	(4,614)
Research and development expenses	(7,595)	(6,010)
Expected credit gains	67	0
Total operating expenses	(26,405)	(24,808)
Operating loss	(1,624)	(2,585)
Non-operating income and expenses
Interest income	3,164	3,952
Other income	16	14
Other gains and losses	1,592	(291)
Finance costs	(6)	(10)
Total non-operating income and expenses	4,766	3,665
Income before income tax	3,142	1,080
Income tax benefit (expense)	(642)	314
Net income	2,500	1,394
Components of other comprehensive income (loss) that will be reclassified to profit or loss
Exchange differences arising on translation of foreign operations	211	(251)
Other comprehensive income (loss), net	211	(251)
Total comprehensive income	2,711	1,143
Net income attributable to:
Shareholders of the parent	2,500	1,394
Total comprehensive income attributable to:
Shareholders of the parent	$ 2,711	$ 1,143
Earnings per share (in dollars)
Basic earnings per share of Class A and Class B Ordinary Shares (in USD per share)	$ 0.025	$ 0.014
Diluted earnings per share of Class A and Class B Ordinary Shares (in USD per share)	$ 0.025	$ 0.014